Share-based payments (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted
The following weighted-average assumptions were used as inputs into the Black-Scholes option pricing model to determine the fair value of options on the date of grant:

For the year ended October 31	2023	2022
Weighted-average assumptions
Risk-free interest rate	3.27%	1.84%
Expected dividend yield	6.84%	5.80%
Expected share price volatility	19.86%	18.03%
Expected life	6 years	6 years
Share price/exercise price (1)	$59.39	$70.05

Summary of Stock Option Activity and Related Information
The following tables summarize the activities of the stock options and provide additional details related to stock options outstanding and vested.

As at or for the year ended October 31		2023		2022
	Number of stock options (1)	Weighted- average exercise price (1)(2)	Number of stock options (1)	Weighted- average exercise price (1)
Outstanding at beginning of year	11,438,024	$57.73	10,295,854	$53.34
Granted	3,490,610	59.39	2,565,310	70.05
Exercised (3)	(212,090)	27.20	(1,362,340)	48.42
Forfeited	(28,465)	62.09	(60,800)	56.08
Cancelled/expired	–	–	–	–
Outstanding at end of year	14,688,079	$58.47	11,438,024	$57.73
Exercisable at end of year	5,807,176	$54.42	4,381,128	$53.03
Available for grant	10,679,377		14,141,522
Reserved for future issue	25,367,456		25,579,546

(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. The number of stock options and the weighted-average exercise price have been adjusted to reflect the Share Split such that the value of the outstanding and vested stock options to the employees was not impacted by the Share Split.

(2)
For foreign currency-denominated options granted and exercised during the year, the weighted-average exercise prices are translated using exchange rates as at the grant date and settlement date, respectively. The weighted-average exercise price of outstanding balances as at October 31, 2023 reflects the conversion of foreign currency-denominated options at the year-end
exchange rate.

(3)	The weighted-average share price at the date of exercise was $59.49 (2022: $76.35).

Summary of Stock Options Outstanding and Vested

As at October 31, 2023	Stock options outstanding (1)			Stock options vested (1)
Range of exercise prices	Number outstanding	Weighted- average contractual life remaining	Weighted- average exercise price	Number outstanding	Weighted- average exercise price
$ 1 .0 0 – $30.00	20,928	0.33	$25.60	20,928	$25.60
$30.01 – $40.00	169,312	1.86	31.70	169,312	31.70
$40.01 – $50.00	678,030	1.44	47.71	678,030	47.71
$50.01 – $60.00	10,087,139	6.72	56.61	3,759,480	55.05
$60.01 – $70.00	1,179,426	4.12	60.01	1,179,426	60.01
$70.01 – $80.00	2,553,244	8.10	70.05	–	70.05
	14,688,079	6.44	$58.47	5,807,176	$54.42